EQUITY-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted (shares)	21,125	0
Fair value	$ 0.1
Unrecognized compensation cost, options	$ 0.1	$ 0.3
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, contractual term	10 years
Unrecognized compensation cost, recognition period	6 months 3 days
Share-based Payment Arrangement, Option | Certain Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	6 months
Maximum | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Minimum | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant of stock awards (shares)	9,844	10,542